March 13, 2009

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Thrivent Mutual Funds
Preliminary Proxy Statement Pursuant to Section 14(a) of the Securities
Exchange Act of 1934

Ladies and Gentlemen:

For filing is a preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “1934 Act”) on behalf of Thrivent Mutual Funds (the “Registrant”). Please note that today we are filing a substantially similar Schedule 14(a) for the Thrivent Series Fund, Inc. The Proxy Statement is being filed to seek shareholder approval of:

1.	To elect Trustees of the Fund.

2.	To approve a new investment advisory fee structure for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund.

3.	To consider and act upon any matter related to the foregoing and to transact other business that may properly come before the Special Meeting and all adjournments.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any comments, please feel free to contact me at (612) 612-844-4249.

Thank you,

/s/ David S. Royal
David S. Royal Secretary Thrivent Mutual Funds